Selkirk Short-Term Bond Fund
SELKIRK SHORT-TERM BOND FUND SUMMARY
Investment Objective
The primary objective of the Selkirk Short-Term Bond Fund (the “Fund” or “Short-Term Bond Fund”) is to maximize income, to the extent consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Selkirk Short-Term Bond Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Selkirk Short-Term Bond Fund
Management Fees		0.70%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.57%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.57%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), exceed 1.75%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 1.75% or (b) all of the management fees. The fee waiver agreement is in effect through April 30, 2013. Prior to May 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Selkirk Short-Term Bond Fund	160	496

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund’s performance. As the Short-Term Bond Fund is a new fund, it does not yet have a portfolio turnover history.
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities. Under normal market conditions, the Fund’s average portfolio duration* will range from one to three years. The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

  U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;
  corporate debt obligations, including commercial paper;
  U.S. municipal debt obligations;
  mortgage-backed securities, including collateralized mortgage obligations (“CMOs”);
  asset-backed securities;
  Exchange Traded Funds (ETF’s); and
  U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

Principal Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund. The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance
Performance information for the Short-Term Bond Fund is not included because the Short-Term Bond Fund does not have one full calendar year of performance.